Affiliated companies and other equity-method investees - Summary of Balances and Transactions with Affiliated Companies and Other Equity-Method Investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Subsidiary or Equity Method Investee [Line Items]
Revenues	¥ 1,723,096	¥ 1,930,588	¥ 1,831,844
Non-interest expenses	1,230,523	1,257,417	1,195,456
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies	394,984	376,174
Advances to affiliated companies	300	2,104
Other receivables from affiliated companies	1,372	2,328
Other payables to affiliated companies	7,606	6,720
Revenues	1,124	688	411
Non-interest expenses	42,852	48,176	57,687
Purchase of software, securities and tangible assets	¥ 20,679	¥ 26,772	¥ 26,655